As filed with the Securities and Exchange Commission on October 27, 2016
Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 19	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 21	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
XX     on November 23, 2016 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Morley Securitized Debt Index ETF
Explanatory Note
The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 13 as it relates solely to the Principal Morley Securitized Debt Index ETF, a series of the Registrant, until November 23, 2016. The Amendment is not being filed to designate a new effective date for any of the Registrant’s other series. Parts A, B and C of the Registrant's Post-Effective Amendment No. 13 under the Securities Act of 1933 as it relates to Principal Morley Securitized Debt Index ETF, a series of the Registrant, filed on August 18, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of October, 2016.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	October 27, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	October 27, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	October 27, 2016

(E. Ballantine)* __________________________ E. Ballantine	Trustee	October 27, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	October 27, 2016

(C. Damos)* __________________________ C. Damos	Trustee	October 27, 2016

(N. M. Everett)* __________________________ N. M. Everett	Trustee	October 27, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	October 27, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	October 27, 2016

(T. Huang)* __________________________ T. Huang	Trustee	October 27, 2016

(W. C. Kimball)* __________________________ W. C. Kimball	Trustee	October 27, 2016

(K. McMillan)* __________________________ K. McMillan	Trustee	October 27, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	October 27, 2016

(D. Pavelich)* __________________________ D. Pavelich	Trustee	October 27, 2016

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049)